Accrued Liabilities	12 Months Ended
Dec. 31, 2025
ColdQuanta, Inc. dba Infleqtion [Member]
Accrued Liabilities [Line Items]
Accrued Liabilities
10. Accrued Liabilities
Accrued liabilities consisted of the following (in thousands):

	As of December 31,
	2025	2024
Accrued compensation and benefits	$3,680	$1,923
Goods and services received, not yet invoiced	1,847	3,932
Accrued contingent payments	1,828	—
Accrued offering costs	731	—
Series C convertible redeemable preferred stock unpaid issuance costs	—	2,650
Other accruals	524	773

Total accrued liabilities	$8,610	$9,278